4 SEGMENTED INFORMATION: Schedule of geographically segmented revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE	$ 12,151,286	$ 12,879,019	$ 11,223,727
UNITED STATES
REVENUE	9,588,256	10,915,948	9,134,602
IRELAND
REVENUE	1,387,842	838,422	855,846
International
REVENUE	$ 1,175,188	$ 1,124,649	$ 1,233,279